CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ 460,244,000	$ 66,729,000	¥ (14,261,000)	¥ (73,123,000)
Less:Net (loss)/income from discontinued operations	468,728,000	67,960,000	21,078,000	(61,535,000)
Net (loss) from continuing operations	(8,484,000)	(1,231,000)	(35,339,000)	(11,588,000)
Depreciation of property and equipment				920,000
Non cash lease expense			2,469,000	4,307,000
Allowance for doubtful accounts	9,450,000	1,370,000	3,144,000	(2,121,000)
Impairment of long-lived assets	0	0	114,000	9,356,000
Loss/(gain) from disposal of property and equipment				(710,000)
Gain related to long-term investment	(454,000)	(66,000)
Interest expense adjustment				1,592,000
Foreign exchange (loss)/gain	19,121,000	2,772,000	6,010,000	(13,840,000)
Share-based compensation			87,000	620,000
Amortization of other non-current asset			9,000	2,512,000
Amortization of deferred government grant				(302,000)
Changes in operating assets and liabilities:
Accounts receivable	(12,000)	(2,000)	38,362,000	26,585,000
Prepaid expense and other current assets	(4,263,000)	(618,000)	234,000	(25,106,000)
Accounts payable	(10,678,000)	(1,548,000)	(5,046,000)	3,925,000
Accrued employee benefits	(2,386,000)	(346,000)	(2,193,000)	(5,801,000)
Accrued expenses and other payables	(1,606,000)	(233,000)	10,542,000	13,458,000
Income tax payable	8,389,000	1,216,000	(1,249,000)	(2,490,000)
Amounts due from related parties				65,000
Amounts due to a related party			(26,000)	(1,000)
Operating lease liabilities			(2,427,000)	(37,455,000)
Other non-current liabilities			(9,210,000)	9,210,000
Net cash (used in)/provided by continuing operations	9,077,000	1,314,000	5,481,000	(26,864,000)
Net cash provided by discontinued operations	49,886,000	7,234,000	71,335,000	109,465,000
Net cash provided by operating activities	58,963,000	8,548,000	76,816,000	82,601,000
Cash flows from investing activities:
Purchases of long-lived assets			(106,000)	(4,260,000)
Distributions from long-term investments	454,000	66,000
Proceeds from disposal of property and equipment				142,000
Net cash (used in)/provided by continuing operations	454,000	66,000	(106,000)	(4,118,000)
Net cash used in discontinued operations	(16,547,000)	(2,399,000)	(26,058,000)	(48,218,000)
Net cash (used in)/provided by investing activities	(16,093,000)	(2,333,000)	(26,164,000)	(52,336,000)
Cash flows from financing activities:
Net cash used in discontinued operations			(28,449,000)	(41,467,000)
Net cash used in financing activities			(28,449,000)	(41,467,000)
Net (decrease)/increase in cash and cash equivalents and restricted cash	42,870,000	6,215,000	22,203,000	(11,202,000)
Cash and cash equivalents and restricted cash at beginning of the year	45,513,000	6,599,000	31,291,000	41,144,000
Effect of foreign exchange rate changes on cash	(877,000)	(127,000)	(7,981,000)	1,349,000
Cash, cash equivalents and restricted cash at end of the year	87,506,000	12,687,000	45,513,000	31,291,000
Supplemental disclosures of cash flow information:
Interest received	153,000	22,000		85,000
Income tax paid	¥ (5,000)	$ (1,000)	¥ (5,000)	(6,000)
Supplemental disclosures of non-cash activities:
Obtaining right-of-use assets in exchange for lease liabilities				¥ 7,414,000